Subsequent Event - Additional Information (Detail) (USD $)	0 Months Ended			1 Months Ended	0 Months Ended
	Nov. 12, 2012	May 20, 2011	Nov. 19, 2010	Nov. 30, 2012	Apr. 02, 2014 Subsequent Event
Subsequent Event [Line Items]
Dividend declared date					Apr. 02, 2014
Cash dividend declared	$ 2.3	$ 0.56	$ 2.00	$ 2.30	$ 0.50
Expected date of dividend payable					May 09, 2014